Fair Value of Financial Instruments, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Selling costs percentage	10.00%
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0	$ 0
Liabilities, fair value	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	928	465
Liabilities, fair value	(928)	(465)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	18,153	16,736
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	94,169	88,582
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Liabilities, fair value	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0	$ 0